Accounts receivable - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of accounts receivable [line items]
Impairment loss recognised in profit or loss, trade receivables	€ 30		€ 15
Reversal of impairment loss recognised in profit or loss, trade receivables		€ 5
Gross value of overdue receivables	549	642	547
Derecognized receivables	18	€ 214	€ 385
Europe
Disclosure of accounts receivable [line items]
Derecognized receivables	€ 18